Cover	Oct. 26, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 26, 2026
Entity Registrant Name	MEDIFAST, INC.
Entity Address, Address Line One	1501
Entity Address, City or Town	altimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21224
City Area Code	410
Local Phone Number	581-8042
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	MED
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000910329
Amendment Flag	false
Entity Tax Identification Number	13-3714405
Entity File Number	001-31573
Entity Incorporation, State or Country Code	DE
NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Security Exchange Name	NYSE